Investments - Summary of the equity method, including fair value adjustments and modifications (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Entity Using Equity Method Including Fair Value Adjustment [Line Items]
Current assets	R$ 2,061,457	R$ 1,955,582
Non-current assets	1,523,594	344,137
Current liabilities	(351,643)	(235,351)
Non-current liabilities	1,291,365	683,594
Investments accounted for using equity method	55,081	R$ 0
CCLA Holdings [Member]
Disclosure Of Entity Using Equity Method Including Fair Value Adjustment [Line Items]
Current assets	89,175
Non-current assets	55,502
Current liabilities	(51,780)
Non-current liabilities	0
Assets (liabilities)	R$ 92,897
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	R$ 46,448